1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Accumulated deficit	$ (93,778,156)	$ (86,502,043)
Noncontrolling interests	(80,967)	(50,354)
Cash equivalents	0	0
Asset impairment charges	$ 0	$ 0
Shares considered antidilutive	3,908,292	2,710,107
Amortization of deferred financing costs	$ 27,641	$ 144,683
Government contract revenue	392,073	886,572
Derivative liabilities	0	0
Research and development expenses	673,000	782,000
DARPA [Member]
Government contract revenue	387,438	863,011
Battelle
Government contract revenue	$ 4,635	23,561
ESI [Member]
Equity ownership percentage	80.00%
Noncontrolling interest percentage	20.00%
Noncontrolling interests	$ (80,967)	$ (50,354)